Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	774,924,224.98	30,523
Yield Supplement Overcollateralization Amount 04/30/20	33,290,616.47	0
Receivables Balance 04/30/20	808,214,841.45	30,523
Principal Payments	19,451,866.10	347
Defaulted Receivables	938,657.11	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	32,045,384.07	0
Pool Balance at 05/31/20	755,778,934.17	30,144

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.09%
Prepayment ABS Speed	0.99%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,665,659.19	109
Past Due 61-90 days	694,786.36	28
Past Due 91-120 days	417,797.81	20
Past Due 121+ days	0.00	0
Total	3,778,243.36	157

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	188,537.31
Aggregate Net Losses/(Gains) - May 2020	750,119.80
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.11%
Prior Net Losses Ratio	0.49%
Second Prior Net Losses Ratio	0.09%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	8,691,457.74
Actual Overcollateralization	8,691,457.74
Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.17%
Weighted Average Remaining Term	60.15

Flow of Funds	$ Amount
Collections	24,929,966.55
Investment Earnings on Cash Accounts	643.45
Servicing Fee(1)	(1,364,310.76)
Transfer to Collection Account	-
Available Funds	23,566,299.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	599,363.99
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	10,233,662.22
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,691,457.74
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,389,517.96
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	23,566,299.24

Servicing Fee	1,364,310.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	(690,798.39)

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 05/15/20	766,012,596.39
Principal Paid	18,925,119.96
Note Balance @ 06/15/20	747,087,476.43

Class A-1
Note Balance @ 05/15/20	70,832,596.39
Principal Paid	18,925,119.96
Note Balance @ 06/15/20	51,907,476.43
Note Factor @ 06/15/20	37.1830060%

Class A-2a
Note Balance @ 05/15/20	181,200,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	181,200,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-2b
Note Balance @ 05/15/20	125,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	125,000,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-3
Note Balance @ 05/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	274,400,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-4
Note Balance @ 05/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	76,910,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	25,110,000.00
Note Factor @ 06/15/20	100.0000000%

Class C
Note Balance @ 05/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	12,560,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	646,661.32
Total Principal Paid	18,925,119.96
Total Paid	19,571,781.28

Class A-1
Coupon	1.04922%
Interest Paid	63,996.90
Principal Paid	18,925,119.96
Total Paid to A-1 Holders	18,989,116.86

Class A-2a
Coupon	1.02000%
Interest Paid	154,020.00
Principal Paid	0.00
Total Paid to A-2a Holders	154,020.00

Class A-2b
One-Month Libor	0.18363%
Coupon	0.47363%
Interest Paid	50,981.01
Principal Paid	0.00
Total Paid to A-2b Holders	50,981.01

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7746488
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6707875
Total Distribution Amount	23.4454363

A-1 Interest Distribution Amount	0.4584305
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	135.5667619
Total A-1 Distribution Amount	136.0251924

A-2a Interest Distribution Amount	0.8500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8500000

A-2b Interest Distribution Amount	0.4078481
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.4078481

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	540.74
Noteholders' Principal Distributable Amount	459.26

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,092,197.46
Investment Earnings	265.82
Investment Earnings Paid	(265.82)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.